Derivative Instruments and Hedging Activities - Narrative (Details) - USD ($)		12 Months Ended
	Oct. 18, 2018	Sep. 30, 2017	Sep. 30, 2018
Derivative
Amount of net losses associated with interest rate hedges to be reclassified with interest rate hedges during the next 12 months			$ 3,500,000
Amount of net losses associated with currency rate risk to be reclassified into earnings during the next 12 months			(1,100,000)
Restricted cash in brokerage accounts		$ 10,300,000	9,600,000
Amounts of derivative losses representing ineffectiveness		5,500,000
IRPA
Derivative
Notional amount		0	0
Foreign Currency Contracts
Derivative
Notional amount		424,800,000	512,200,000
Foreign Currency Contracts | Net Investment Hedging
Derivative
Notional amount		$ 0	$ 0
Line of Credit | Subsequent Event | UGI International LLC | Revolving Credit Facility | UGI International Credit Agreement | EURIBOR
Derivative
Basis spread on variable rate (percentage)	1.70%
Derivative, fixed interest rate	0.34%